Cover - shares	12 Months Ended
	Dec. 31, 2024	May 16, 2025
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42557
Entity Registrant Name	RedCloud Holdings plc
Entity Central Index Key	0002027360
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	50 Liverpool Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M 7PY
Title of 12(b) Security	Ordinary shares, par value £0.002 per share
Trading Symbol	RCT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		44,226,635
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of RedCloud Holdings plc as of December 31, 2024, and 2023, and the related consolidated statements of operations, comprehensive loss, changes in stockholders’ deficit and cash flows for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of RedCloud Holdings plc as of December 31, 2024, and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	Turner, Stone & Company, L.L.P
Auditor Firm ID	76
Auditor Location	Dallas, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	50 Liverpool Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2M 7PY
City Area Code	+44 (0)
Local Phone Number	207 754 3735
Contact Personnel Name	Justin Floyd
Contact Personnel Email Address	justin.floyd@redcloudtechnology.com